Provision for contingencies - Schedule of Provision for Estimated Possible Losses (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Nature And Amount Of Loss Contingencies [line items]
Estimated possible losses recognized	R$ 223,531	R$ 61,193
Civil
Disclosure Of Nature And Amount Of Loss Contingencies [line items]
Estimated possible losses recognized	130,908	46,169
Labor
Disclosure Of Nature And Amount Of Loss Contingencies [line items]
Estimated possible losses recognized	62,299	15,024
Tax
Disclosure Of Nature And Amount Of Loss Contingencies [line items]
Estimated possible losses recognized	R$ 30,324	R$ 0